Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
Everus 401(k) Plan
Employer Identification Number (99-1952207) - Plan Number (001)
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment, including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value
	Investments:
	Common Stock:
*	Everus Construction Group, Inc.	Everus Construction Group, Inc. Common Stock	**	$10,145,135
	Mutual Funds:
	The American Funds	EUPAC R6 Fund	**	5,456,595
	Fidelity Investments	U.S. Bond Index Fund	**	6,142,814
	BlackRock	Inflation Protected Bond Institutional Fund	**	729,603
	Dimensional Fund Advisors	International Value I Fund	**	7,097,095
	Fidelity Investments	Total International Index Fund	**	3,116,981
	Fidelity Investments	Extended Market Index Fund	**	7,692,422
*	Principal Funds Inc	Diversified Real Asset R6 Fund	**	55,569
	T. Rowe Price Funds	Large-Cap Growth Fund - I Class	**	21,149,538
	T. Rowe Price Funds	U.S. Equity Research Fund - I Class	**	10,687,897
	Fidelity Investments	500 Index Fund	**	30,110,075
	Collective Trust Funds:
	Global Trust Company - GW&K	Small/Mid Cap Core Equity Fund - Class I	**	5,793,085
	Loomis Sayles Trust Company, LLC	Core Plus Fixed Income Fund	**	2,906,136
	T. Rowe Price Trust Company	Retirement 2010 Trust Class F	**	889,414
	T. Rowe Price Trust Company	Retirement 2015 Trust Class F	**	2,024,591
	T. Rowe Price Trust Company	Retirement 2020 Trust Class F	**	6,076,947
	T. Rowe Price Trust Company	Retirement 2025 Trust Class F	**	9,934,699
	T. Rowe Price Trust Company	Retirement 2030 Trust Class F	**	12,913,620
	T. Rowe Price Trust Company	Retirement 2035 Trust Class F	**	13,548,681
	T. Rowe Price Trust Company	Retirement 2040 Trust Class F	**	15,970,906
	T. Rowe Price Trust Company	Retirement 2045 Trust Class F	**	15,782,746
	T. Rowe Price Trust Company	Retirement 2050 Trust Class F	**	10,366,898
	T. Rowe Price Trust Company	Retirement 2055 Trust Class F	**	8,659,375
	T. Rowe Price Trust Company	Retirement 2060 Trust Class F	**	3,697,938
	T. Rowe Price Trust Company	Retirement 2065 Trust Class F	**	631,810
	T. Rowe Price Trust Company	Retirement Balanced Trust Class F	**	668,094
	Fully Benefit-Responsive Investment Contract:
	New York Life Insurance Company	New York Life Anchor Account III	**	9,093,440
	Total Investments			221,342,104
*	Notes Receivable from Participants	Interest rates from 4.25% to 9.50% with maturities ranging from 2026 - 2041	**	3,646,998
				$224,989,102
* Indicates party-in-interest investment. ** Cost information is not required for participant-directed investments, therefore it is not included.